Expenses by Nature - Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	$ 8,879	$ 13,682
Expenses	31,354	93,388
Cash Outlays	31,747	57,946
Pilgrims Europe Central [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	8,152	4,204
Expenses	29,839	32,692
Cash Outlays	24,591	26,490
Pilgrim’s Food Masters [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	727	7,123
Expenses	(1,672)	40,735
Cash Outlays	4,676	25,909
Prior programs substantially complete [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions
Expenses	3,187
Cash Outlays	$ 2,480
Pilgrim’s Pride Ltd. [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions		571
Expenses		20,066
Cash Outlays		4,678
Moy Park [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions		1,784
Expenses		(105)
Cash Outlays		$ 869